TRADE AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER ACCOUNTS PAYABLE
Schedule of trade and other current accounts payable

Classification	12.31.2022	12.31.2021
	ThCh$	ThCh$
Current	384,801,630	327,409,207
Non-current	3,015,284	256,273
Total	387,816,914	327,665,480

Item	12.31.2022	12.31.2021
	ThCh$	ThCh$
Trade accounts payable	298,298,731	248,163,428
Withholding tax	60,738,656	54,812,365
Others	28,779,527	24,689,687
Total	387,816,914	327,665,480